STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partner [Member]	General Partner [Member]	Series Fifteen [Member]	Series Fifteen [Member] Limited Partner [Member]	Series Fifteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Sixteen [Member] Limited Partner [Member]	Series Sixteen [Member] General Partner [Member]	Series Seventeen [Member]	Series Seventeen [Member] Limited Partner [Member]	Series Seventeen [Member] General Partner [Member]	Series Eighteen [Member]	Series Eighteen [Member] Limited Partner [Member]	Series Eighteen [Member] General Partner [Member]	Series Nineteen [Member]	Series Nineteen [Member] Limited Partner [Member]	Series Nineteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2011	$ (19,387,802)	$ (17,338,646)	$ (2,049,156)	$ (3,741,393)	$ (3,381,790)	$ (359,603)	$ (8,049,524)	$ (7,502,420)	$ (547,104)	$ (6,670,022)	$ (6,182,544)	$ (487,478)	$ (5,040,012)	$ (4,679,384)	$ (360,628)	$ 4,113,149	$ 4,407,492	$ (294,343)
Distributions to partners	(261,830)	(259,212)	(2,618)	0	0	0	0	0	0	0	0	0	0	0	0	(261,830)	(259,212)	(2,618)
Net income (loss)	72,041	71,321	720	133,226	131,894	1,332	(166,198)	(164,536)	(1,662)	(25,508)	(25,253)	(255)	169,974	168,274	1,700	(39,453)	(39,058)	(395)
Partners' capital (deficit) at Mar. 31, 2012	(19,577,591)	(17,526,537)	(2,051,054)	(3,608,167)	(3,249,896)	(358,271)	(8,215,722)	(7,666,956)	(548,766)	(6,695,530)	(6,207,797)	(487,733)	(4,870,038)	(4,511,110)	(358,928)	3,811,866	4,109,222	(297,356)
Distributions to partners	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	1,623,764	1,607,526	16,238	(152,736)	(151,209)	(1,527)	(165,922)	(164,263)	(1,659)	85,976	85,116	860	681,398	674,584	6,814	1,175,048	1,163,298	11,750
Partners' capital (deficit) at Mar. 31, 2013	$ (17,953,827)	$ (15,919,011)	$ (2,034,816)	$ (3,760,903)	$ (3,401,105)	$ (359,798)	$ (8,381,644)	$ (7,831,219)	$ (550,425)	$ (6,609,554)	$ (6,122,681)	$ (486,873)	$ (4,188,640)	$ (3,836,526)	$ (352,114)	$ 4,986,914	$ 5,272,520	$ (285,606)